11. Convertible Notes (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Debt converted, amount converted	$ 306,750	$ 130,849	$ 3,798,000		$ 5,075,000
Beneficial conversion feature	$ 649,527	$ 438,000				$ 2,072,000
Convertible Notes Payable [Member]
Proceeds from sale of convertible notes				$ 2,072,000		1,550,000
Debt converted, amount converted					2,072,000
Debt converted, interest converted					$ 130,212
Debt converted, shares issued					5,505,530
Beneficial conversion feature						1,550,000
Interest expense						$ 552,602